Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments pending settlement	$ 4.8	$ 0.5
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets
Derivative assets	$ 2.4
Total other assets	7.2	0.5
Total assets measured at fair value	2,758.9	3,634.2
Liabilities
Derivative liabilities	(1.7)	(0.5)
Investments pending settlement	(6.6)	(21.1)
Total other liabilities	(8.3)	(21.6)
Total liabilities measured at fair value	(8.3)	(21.6)
Fixed maturity securities
Assets
Fair value	2,640.4	3,411.6
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	484.2	746.6
Fixed maturity securities | Agencies
Assets
Fair value	6.9	11.5
Fixed maturity securities | Non-U.S. government
Assets
Fair value	47.2	46.4
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,652.2	1,913.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	249.9	279.1
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	1.0	0.4
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	199.0	414.4
Short-term investments
Assets
Fair value	111.3	222.1
Short-term investments | U.S. Treasuries
Assets
Fair value	109.9	220.7
Short-term investments | Corporate bonds
Assets
Fair value	1.0	1.1
Short-term investments | Other asset-backed securities
Assets
Fair value	0.4	0.3
Level 1
Assets
Investments pending settlement	4.8	0.5
Derivative assets	0.0
Total other assets	4.8	0.5
Total assets measured at fair value	598.9	967.8
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(6.6)	(21.1)
Total other liabilities	(6.6)	(21.1)
Total liabilities measured at fair value	(6.6)	(21.1)
Level 1 | Fixed maturity securities
Assets
Fair value	484.2	746.6
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	484.2	746.6
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	109.9	220.7
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	109.9	220.7
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 2
Assets
Investments pending settlement	0.0	0.0
Derivative assets	2.4
Total other assets	2.4	0.0
Total assets measured at fair value	2,160.0	2,666.4
Liabilities
Derivative liabilities	(1.7)	(0.5)
Investments pending settlement	0.0	0.0
Total other liabilities	(1.7)	(0.5)
Total liabilities measured at fair value	(1.7)	(0.5)
Level 2 | Fixed maturity securities
Assets
Fair value	2,156.2	2,665.0
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	6.9	11.5
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	47.2	46.4
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,652.2	1,913.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	249.9	279.1
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	1.0	0.4
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	199.0	414.4
Level 2 | Short-term investments
Assets
Fair value	1.4	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	1.0	1.1
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.4	0.3
Level 3
Assets
Investments pending settlement	0.0	0.0
Derivative assets	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value	$ 0.0	$ 0.0